Organization and Basis of Presentation - Schedule of Retrospective Adjustments to Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidation And Basis Of Presentation [Line Items]
Prepaid expenses and other current assets	$ 3,374	$ 11,344
Other long-term assets	4,976	3,586
Accrued liabilities (Note 2)	68,876	51,236
Long-term debt	1,012,064	770,545
Deferred tax liabilities	$ 193,733	114,599
Before Adjustment [Member]
Consolidation And Basis Of Presentation [Line Items]
Prepaid expenses and other current assets		12,999
Other long-term assets		14,126
Accrued liabilities (Note 2)		101,758
Long-term debt		783,000
Deferred tax liabilities		64,077
Adjustment Effect [Member]
Consolidation And Basis Of Presentation [Line Items]
Prepaid expenses and other current assets		(1,655)
Other long-term assets		(10,540)
Accrued liabilities (Note 2)		(50,522)
Long-term debt		(12,455)
Deferred tax liabilities		$ 50,522